Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

(€ million)	2024	2023	2022
Cash	1,270	1,461	1,385
Cash equivalents(a)	6,171	7,249	11,351
Cash and cash equivalents	7,441	8,710	12,736
(a)As of December 31, 2024, cash equivalents mainly comprised the following: (i) €4,161 million invested in euro and US dollar denominated money-market mutual funds (December 31, 2023: €5,349 million; December 31, 2022: €9,537 million); (ii) €1,293 million of term deposits (December 31,
2023: €1,191 million; December 31, 2022: €1,167 million) and (iii) zero commercial paper (December 31, 2023: zero; December 31, 2022: zero). Cash equivalents also include €446 million held by captive insurance and reinsurance companies in accordance with insurance regulations (December 31,
2023: €476 million; December 31, 2022: €439 million).